Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Federal and State Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the federal and state income tax expense (benefit) of our taxable subsidiaries were summarized as follows:

	Years Ended December 31,
	2015	2014	2013
Current expense (benefit):
Federal	$(292)	$321	$51
State	(51)	86	(1)
Total	(343)	407	50
Deferred expense (benefit):
Federal	272	(53)	(14)
State	(29)	3	57
Total	243	(50)	43
Total income tax expense (benefit) from continuing operations	$(100)	$357	$93

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Historically, our effective tax rate differed from the statutory rate primarily due to partnership earnings that are not subject to U.S. federal and most state income taxes at the partnership level. The completion of the Southern Union Merger, Sunoco Merger, ETP Holdco Transaction and the Susser Merger (see Note 3) significantly increased the activities conducted through corporate subsidiaries. A reconciliation of income tax expense (benefit) at the U.S. statutory rate to the income tax expense (benefit) attributable to continuing operations for the years ended December 31, 2015, 2014 and 2013 is as follows:

	December 31, 2015		December 31, 2014		December 31, 2013
	Corporate Subsidiaries(1)	Consolidated (2)	Corporate Subsidiaries(1)	Consolidated (2)	Corporate Subsidiaries(1)	Consolidated (2)
Income tax expense (benefit) at U.S. statutory rate of 35 percent	$(19)	$(19)	$212	$212	$(172)	$(172)
Increase (reduction) in income taxes resulting from:
Nondeductible goodwill	—	—	—	—	241	241
Nondeductible goodwill included in the Lake Charles LNG Transaction	—	—	105	105	—	—
Dividend received deduction	(22)	(22)	—	—	—	—
Premium on debt retirement	—	—	(10)	(10)	—	—
Audit settlement	(7)	(7)	—	—	—	—
Foreign taxes	—	—	(8)	(8)	—	—
State income taxes (net of federal income tax effects)	(45)	(26)	9	55	31	41
Other	(26)	(26)	3	3	(16)	(17)
Income tax expense (benefit) from continuing operations	$(119)	$(100)	$311	$357	$84	$93

(1)
Includes ETP Holdco, Susser Holdings Corporation, Oasis Pipeline Company, Susser Petroleum Property Company LLC, Aloha Petroleum Ltd, Pueblo, Inland Corporation, Mid-Valley Pipeline Company and West Texas Gulf Pipeline Company.

(2)	Includes ETE and its subsidiaries that are classified as pass-through entities for federal income tax purposes, as well as corporate subsidiaries.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxes result from the temporary differences between financial reporting carrying amounts and the tax basis of existing assets and liabilities. The table below summarizes the principal components of the deferred tax assets (liabilities) as follows:

	December 31,
	2015	2014
Deferred income tax assets:
Net operating losses and alternative minimum tax credit	$217	$116
Pension and other postretirement benefits	36	47
Long term debt	61	53
Other	162	111
Total deferred income tax assets	476	327
Valuation allowance	(121)	(84)
Net deferred income tax assets	355	243

Deferred income tax liabilities:
Properties, plants and equipment	(1,633)	(1,583)
Inventory	—	(153)
Investments in unconsolidated affiliates	(2,976)	(2,530)
Trademarks	(286)	(355)
Other	(50)	(32)
Total deferred income tax liabilities	(4,945)	(4,653)
Accumulated deferred income taxes	$(4,590)	$(4,410)

ScheduleOfUnrecognizedTaxBenefits [Table Text Block]
The following table sets forth the changes in unrecognized tax benefits:

	Years Ended December 31,
	2015	2014	2013
Balance at beginning of year	$440	$429	$27
Additions attributable to tax positions taken in the current year	178	20	—
Additions attributable to tax positions taken in prior years	—	(1)	406
Settlements	—	(5)	—
Lapse of statute	(8)	(3)	(4)
Balance at end of year	$610	$440	$429

Summary of Deferred Tax Liability Not Recognized [Table Text Block]
The completion of the Southern Union Merger, Sunoco Merger, ETP Holdco Transaction and Susser Merger (see Note 3) significantly increased the deferred tax assets (liabilities). The table below provides a rollforward of the net deferred income tax liability as follows:

	December 31,
	2015	2014
Net deferred income tax liability, beginning of year	$(4,410)	$(3,984)
Susser acquisition	—	(488)
Tax provision (including discontinued operations)	(242)	62
Other	62	—
Net deferred income tax liability	$(4,590)	$(4,410)